Note 6 - Share Capital - Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Issued common shares, beginning of period (in shares)	32,225	18,944	27,502	15,722
Effect of ATM issuances (in shares)	459	2,362	231	3,651
Effect of shares issued pursuant to share purchase agreements (in shares)	1,257		3,007
Effect of exercise of stock options (in shares)	9		4
Effect of RSUs redemptions (in shares)		3		2
Issued common shares, end of period (in shares)	33,950	21,309	30,744	19,375